Summary of Sales Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	$ 34,703	$ 20,982	$ 61,892	$ 36,680
Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	25,842	14,285	45,664	25,645
Domestic market [member] | Oil [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	5,593	4,711	10,404	7,512
Domestic market [member] | Breakage [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	170	94	274	161
Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	20,518	12,088	36,155	21,574
Foreign market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	8,861	6,697	16,228	11,035
Foreign market [member] | Oil [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	2,682		4,443	53
Foreign market [member] | Exports [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	8,189	6,359	14,924	10,496
Foreign market [member] | Fuel oi lincluding bunker fuel [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	2,276	1,254	4,161	2,455
Foreign market [member] | Other Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	320	394	358	529
Foreign market [member] | Sales Abroad [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	672	338	1,305	539
Diesel [Member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	10,681	6,069	18,164	10,647
Gasoline [member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	4,309	2,743	8,034	4,765
Liquefied Petroleum Gas [Member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,437	1,120	2,623	2,036
Jet Fuel [Member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,400	401	2,391	827
Naphtha [Member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	724	362	1,335	693
Fuel oi lincluding bunker fuel [member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	352	388	718	723
Other Oil Products [Member] | Domestic market [member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,615	1,005	2,890	1,883
Natural gas [member] | Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,961	1,333	3,684	2,370
Renewables And Nitrogen Products [Member] | Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	95	9	161	22
Electricities [Member] | Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	109	591	402	1,134
Services And Others [Member] | Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	$ 307	$ 170	$ 545	$ 331